Cost Method Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investments, All Other Investments / Loans from a Related Party, a Cost Investment Investee [Abstract]
Beginning balance	$ 3,851,071
Addition		3,851,071
Less: impairment loss
Foreign currency adjustment	(251,240)
Ending balance	$ 3,599,831	$ 3,851,071